Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Summary of Significant Accounting Policies [Abstract]
Beginning fair value
Recognized fair value at issuance on July 1, 2015	(62,905)	$ (409,775)
Realized gain recorded in earnings	(62,905)	(409,775)
Ending fair value	$ 2,700